SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative)	6 Months Ended		12 Months Ended
	Apr. 30, 2026 USD ($) Integer shares	Apr. 30, 2025 USD ($)	Oct. 31, 2025 USD ($) shares
Accounting Policies [Abstract]
Cash equivalents	$ 0
Allowance for other receivables and prepaid expenses	$ 0		$ 0
Lease description	The Hong Kong lease spans two years with monthly lease payments of HKD 8,000, while the Singapore lease also spans two years with monthly payments of SGD 1,700.
ROU assets	$ 0		36,764
Lease liabilities	0
Impairments of intangible assets	0		0
Impairment of long-lived assets	$ 0		$ 0
Antidilutive shares outstanding | shares	0		0
Professional fees	$ 159,698	$ 30,043
Staff costs and employee benefits	140,587	9,857
Direct project costs	$ 96,000	$ 59,231
Number of operating segment | Integer	1
Number of reportable segment | Integer	1